REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Revenue from Mobile services	$ 57,776	$ 4,274	$ 7,736
Revenue from internet service	37,742	19,354	13,789
Cable Television Services	36,067	39,914	36,929
Fixed and Data Services	23,149	1,897	996
Other services revenues	478	835	712
Total Services revenues	155,212	66,274	60,162
Equipment revenues	12,834	375	243
Revenue from sale of equipment and rendering of services	$ 168,046	$ 66,649	$ 60,405